Employee Benefit Plans	3 Months Ended
Mar. 31, 2011
Pension And Other Postretirement And Postemployment Benefit Plans Noncurrent Liabilities Abstract
Provision for Pension and Other Post-Retirement Medical Benefits

The Company has made provision for pension and provident schemes covering substantially all employees.

	Three months ended March 31,
	2011		2010
	(unaudited)		(unaudited)
	(in US Dollars, millions)
	Pension benefits	Other benefits	Pension benefits	Other benefits

Service cost	2	-	2	1
Interest cost	5	4	4	3
Expected return on plan assets	(7)	-	(6)	-
Net periodic benefit cost	-	4	-	4

	Employer contributions
		(in US Dollars, millions)

	Expected contribution for 2011 (1)	7
	Actual contribution for the three months ended March 31, 2011	2

(1)	The Company's expected contribution to its pension plan in 2011 as disclosed in the Company's Form 20-F for the year ended December 31, 2010.